UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY
MARKET TRUST

CITI TAX FREE RESERVES

FORM N-Q
MAY 31, 2007

Notes to Schedule of Investments (unaudited)

Investment in Tax Free Reserves Portfolio, at value $376,633,812

1. Organization and Significant Accounting Policies

Citi Tax Free Reserves (the “Fund”) is a separate non-diversified series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate non-diversified series of CitiFunds Trust III, a Massachusetts business Trust, registered under the 1940 Act, as an open-ended management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a management investment company.

The following is a summary of the significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (21.1% at May 31, 2007) in the net assets of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which is included elsewhere in this report.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited)	May 31, 2007

Face
Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 99.9%
Alaska — 0.8%
		Alaska State Housing Finance Corp.:
$4,435,000	A-1+	Certificates, Series 1999-BB, LIQ-Bank of America, 3.910%, 6/7/07 (a) $	$4,435,000
10,000,000	A-1	Home Mortgage Revenue, Series B, SPA-Landesbank Baden-
		Wurttemberg, 3.830%, 6/7/07 (a)	10,000,000

		Total Alaska	14,435,000

Arizona — 1.4%
5,700,000	VMIG1(b)	Arizona Tourism & Sports Authority Tax Revenue, Senior Multipurpose
		Stadium Facility, Series A, AMBAC-Insured, SPA-Royal Bank of
		Canada, 3.760%, 6/6/07 (a)	5,700,000
1,000,000	A-1+	McAllister Academic Village Revenue, Arizona State University Project,
		Series A, AMBAC-Insured, SPA-State Street Bank & Trust, 3.750%,
		6/6/07 (a)	1,000,000
7,805,000	A-1	Pine Ridge Village/Campus Heights LLC Arizona Revenue, Northern Arizona
		University Projects, FGIC-Insured, 3.780%, 6/6/07 (a)	7,805,000
5,215,000	NR	Puttable Floating Option Tax-Exempt Receipts, Series PT-4144, FSA-Insured,
		SPA-Merrill Lynch, 3.830%, 6/7/07 (a)	5,215,000
5,120,000	A-1+	University of Arizona, Certificates Participation, Series PT-2799, AMBAC-
		Insured, LIQ-Merrill Lynch, 3.830%, 6/7/07 (a)	5,120,000

		Total Arizona	24,840,000

Colorado — 2.5%
5,445,000	F1+(c)	Adams & Weld Counties, CO School District No. 27J Brighton, GO, Series
		PT-3789, MBIA-Insured, LIQ-Merrill Lynch, 3.840%, 6/7/07 (a)	5,445,000
		Colorado Educational & Cultural Facilities Authority:
2,725,000	VMIG1(b)	Akiba Academy of Dallas, LOC-Bank of America, 3.880%, 6/1/07 (a)	2,725,000
4,225,000	VMIG1(b)	JFMC Facilities Corp., LOC-Bank of America, 3.880%, 6/1/07 (a)	4,225,000
1,135,000	VMIG1(b)	Milwaukee Jewish Federation Inc., LOC-U.S. Bank NA, 3.880%, 6/1/07
		(a)	1,135,000
		National Jewish Federation Bond Program:
1,685,000	P-1(b)	Series A-8, LOC-Bank of America, 3.880%, 6/1/07 (a)	1,685,000
500,000	VMIG1(b)	Series B-2, LOC-National City Bank, 3.880%, 6/1/07 (a)	500,000
2,510,000	VMIG1(b)	Series B-3, LOC-National City Bank, 3.880%, 6/1/07 (a)	2,510,000
		Colorado Educational & Cultural Facilities Authority Revenue:
1,415,000	VMIG1(b)	Daughters of Israel Inc., LOC-Bank of America, 3.880%, 6/1/07 (a)	1,415,000
		National Jewish Federation Bond Program:
3,115,000	VMIG1(b)	Series A-7, LOC-Bank of America3.880%, 6/1/07 (a)	3,115,000
2,400,000	A-1+	Series C-2, LOC-U.S. Bank N.A., 3.880%, 6/1/07 (a)	2,400,000
200,000	VMIG1(b)	Series C-3, LOC-U.S. Bank NA, 3.880%, 6/1/07 (a)	200,000
1,200,000	VMIG1(b)	Series D-1, LOC-JPMorgan Chase, 3.880%, 6/1/07 (a)	1,200,000
9,990,000	VMIG1(b)	Colorado HFA, Single Family Mortgage Revenue, Series 1785, MBIA-
		Insured, LOC-Morgan Stanley, 3.850%, 6/7/07 (a)(d)	9,990,000
7,665,000	A-1+	Colorado Springs, CO, Utilities Revenue, Refunding, Subordinated Lien,
		Series A, SPA-Dexia Credit Local, 3.800%, 6/7/07 (a)	7,665,000

		Total Colorado	44,210,000

Connecticut — 0.1%
1,340,000	A-1+	Connecticut State, HEFA Revenue, Quinnipiac University, Series G, LOC-
		JPMorgan Chase, 3.890%, 6/1/07 (a)	1,340,000

Delaware — 1.5%
18,000,000	VMIG1(b)	Delaware State Health Facilities Authority Revenue, Beebe Medical Center
		Project, 3.780%, 6/7/07 (a)	18,000,000
7,485,000	F1+(c)	Delaware State Housing Authority Revenue, Series 1671, MBIA-Insured,
		LIQ-Morgan Stanley, 3.850%, 6/7/07 (a)(d)	7,485,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

Delaware — 1.5% (continued)
$1,005,000	A-1+	Kent County, DE, Delaware State University Student Housing, Series B,
		LOC-Wachovia Bank NA, 3.780%, 6/7/07 (a)	$1,005,000

		Total Delaware	26,490,000

District of Columbia — 2.9%
2,450,000	VMIG1(b)	District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP
		Project, LOC-Wachovia Bank, 3.880%, 6/6/07 (a)(d)	2,450,000
		District of Columbia Revenue:
265,000	A-1+	American Psychological Association, LOC-Bank of America, 3.780%,
		6/7/07 (a)	265,000
1,600,000	VMIG1(b)	National Public Radio Inc., LOC-SunTrust Bank, 3.760%, 6/6/07 (a)	1,600,000
9,000,000	A-1+	District of Columbia, GO, Series D-3, SPA-Depfa Bank PLC, FSA-Insured,
		3.830%, 6/6/07 (a)	9,000,000
		Metropolitan Washington Airports Authority:
		Series 2005-C:
12,000,000	NR	3.720% due 6/7/07	12,000,000
8,000,000	NR	3.810% due 7/19/07	8,000,000
10,845,000	F1+(c)	System Revenue, Series 1689, FGIC-Insured, LIQ-Morgan Stanley,
		3.850%, 6/7/07 (a)(d)	10,845,000
7,830,000	VMIG1(b)	Washington, DC, Convention Center Authority Dedicated Tax Revenue,
		Series 1736, AMBAC-Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)	7,830,000

		Total District of Columbia	51,990,000

Florida — 5.2%
850,000	VMIG1(b)	Florida Housing Finance Corp. Multi-Family Revenue, Refunding Mortgage
		Victoria Park, Series J-1, LIQ-FNMA, 3.760%, 6/7/07 (a)	849,992
5,000,000	A-1+	Highlands County, FL, Health Facilities Authority Revenue, Refunding,
		Hospital Adventist Health, Series A, FSA-Insured, SPA-Dexia Credit
		Local, 3.750%, 6/7/07 (a)	5,000,000
7,000,000	VMIG1(b)	Hillsborough County, FL, School Board COP, Series E, MBIA-Insured, SPA-
		Bank of America, 3.910%, 6/7/07 (a)(e)	7,000,000
		Jacksonville, FL:
11,500,000	VMIG1(b)	Economic Development Commision Health Care Facility Revenue,
		Refunding-Methodist, LOC-SunTrust Bank, 3.890%, 6/1/07 (a)	11,500,000
10,000,000	NR	Electric Authority Revenue, Series 2001, 3.670% due 6/12/07	10,000,000
3,300,000	VMIG1(b)	HFA, MFH, Revenue, Refunding, St. Augustine Apartments, LIQ-
		FNMA, 3.770%, 6/6/07 (a)	3,300,000
		Miami-Dade County, FL:
10,000,000	NR	3.650% due 6/1/07	10,000,000
10,000,000	A-1+	Water & Sewer Revenue, Refunding, FSA-Insured, SPA-JPMorgan
		Chase, 3.760%, 6/7/07 (a)	10,000,000
		Orange County, FL, Health Facilities Authority Revenue, Hospitals, Orlando
		Regional Healthcare:
5,000,000	VMIG1(b)	LOC-Suntrust Bank, 3.890%, 6/1/07 (a)	5,000,000
1,550,000	A-1+	Series B, FGIC-Insured, SPA-Dexia Credit Local, 3.890%, 6/1/07 (a)	1,550,000
		Palm Beach County, FL:
6,000,000	F1+(c)	EFA, Lynn University Project, LOC-Bank of America, 3.760%, 6/7/07
		(a)	6,000,000
10,650,000	VMIG1(b)	School Board of Certificates Participation, Series 1640, FGIC-Insured,
		LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)	10,650,000
12,300,000	A-1+	West Orange, FL, Healthcare District, Series B, LOC-SunTrust Bank,
		3.750%, 6/7/07 (a)	12,300,000

		Total Florida	93,149,992

Georgia — 3.1%
		Atlanta, GA:
		Airport Revenue:

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

Georgia — 3.1% (continued)
$1,700,000	A-1+	Refunding, Series C-3, MBIA-Insured, SPA-Westdeutsche
		Landesbank, 3.760%, 6/7/07 (a)	$1,700,000
2,500,000	A-1+	Refunding, General Series, MBIA-Insured, SPA-Landesbank Baden-
		Wurttemberg, 3.760%, 6/7/07 (a)	2,500,000
4,420,000	VMIG1(b)	Series 1626-X, FSA-Insured, LIQ-Morgan Stanley, 3.850%, 6/7/07
		(a)(d)(e)	4,420,000
7,000,000	NR	Water & Waste Water Revenue, 3.660% due 11/2/07	7,000,000
1,900,000	A-1+	Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.,
		Series A, FGIC-Insured, SPA-Dexia Credit Local, Call 1/1/07 @ 100,
		3.810%, 6/6/07 (a)(f)	1,900,000
7,500,000	VMIG1(b)	Coweta County, GA, Development Authority Revenue, Metro Atlanta YMCA
		Project, LOC-SunTrust Bank, 3.760%, 6/6/07 (a)	7,500,000
6,000,000	VMIG1(b)	De Kalb County, GA, Development Authority, IDR, The Paideia School Inc.
		Project, LOC-SunTrust Bank, 3.760%, 6/6/07 (a)	6,000,000
6,600,000	VMIG1(b)	Floyd County, GA, Development Authority Revenue, Berry College Project,
		LOC-SunTrust Bank, 3.760%, 6/6/07 (a)	6,600,000
8,000,000	VMIG1(b)	Fulton County, GA, Development Authority Revenue, Shepherd Center Inc.
		Project, LOC-SunTrust Bank, 3.760%, 6/6/07 (a)	8,000,000
2,720,000	VMIG1(b)	Liberty County, GA, Industrial Authority, Refunding, Millennium Realty
		Project, LOC-SunTrust Bank, 3.860%, 6/6/07 (a)(d)	2,720,000
2,300,000	A-1+	Macon-Bibb County, GA, Hospital Authority Revenue, Variable-
		Anticipitation Note Certificates, Central Gerogia Senior Health Inc.,
		LOC-SunTrust Bank, 3.890%, 6/1/07 (a)	2,300,000
4,750,000	A-1+	Private Colleges & Universities Authority, GA, Revenue, Emory University,
		Series B-1, 3.750%, 6/7/07 (a)	4,750,000

		Total Georgia	55,390,000

Illinois — 9.4%
		Aurora, IL:
5,000,000	A-1	IDR, Diamond Envelope Corp., LOC-Lasalle Bank N.A., 3.850%, 6/7/07
		(a)(d)	5,000,000
2,480,000	VMIG1(b)	Keson Industries Inc. Project, LOC-Harris Trust and Savings Bank,
		3.850%, 6/7/07 (a)(d)	2,480,000
		Chicago, IL:
4,040,000	A-1+	John Hofuelster & Son Inc., 3.850%, 6/7/07 (a)(d)	4,040,000
2,620,000	A-1+	Renaissance Center LP, Series A, LOC-Harris Trust and Savings Bank,
		3.850%, 6/7/07 (a)(d)	2,620,000
300,000	A-1+	Renaissance Center LP, Series B, LOC-Harris Bank, 3.850%, 6/7/07
		(a)(d)	300,000
5,755,000	F1+(c)	Board of Education, GO, Series 1732, FSA-Insured, LIQ-Morgan
		Stanley, 3.820%, 6/7/07 (a)	5,755,000
		GO:
29,996,000	VMIG1(b)	Certificates, Series ZC-1, FGIC-Insured, 4.010%, 6/7/07 (a)(e)	29,996,000
8,360,000	A-1+	Water and Revenue Second Lien Notes, 3.730%, 6/6/07 (a)	8,360,000
		Multi-Family Housing Revenue:
7,320,000	A-1+	Central Station Project, Series A, LIQ FAC-Fannie Mae, 3.850%,
		6/7/07 (a)(d)	7,320,000
8,610,000	VMIG1(b)	Uptown Preservation Apartments, LOC-LaSalle Bank NA, 3.830%,
		6/7/07 (a)(d)	8,610,000
1,330,000	F1+(c)	O'Hare International Airport Revenue, PT-98, 3.840%, 6/7/07 (a)(d)(e)	1,330,000
9,175,000	A-1	Du Page County, IL, Revenue, Benet Academy Capital Building Project,
		LOC-LaSalle Bank NA, 3.790%, 6/7/07 (a)(e)	9,175,000
3,375,000	A-1+	Fulton, IL, Drives-Inc., 3.880%, 6/7/07 (a)(d)	3,375,000
10,000,000	A-1+	Illinois DFA, Evanston-Northwestern Health Care Corp., Series A, SPA-
		JPMorgan Chase, 3.820%, 6/7/07 (a)	10,000,000
100,000	VMIG1(b)	Illinois EFA, Field Museum of Natural History, 3.830%, 6/6/07 (a)	100,000
8,000,000	A-1	Illinois Finance Authority, Saint Xavier University Project, LOC-Lasalle
		Bank N.A., 3.790%, 6/7/07 (a)	8,000,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

Illinois — 9.4% (continued)
		Illinois Finance Authority Revenue:
$9,300,000	VMIG1(b)	Chicago Historical Society, LOC-JPMorgan Chase, 3.830%, 6/7/07 (a) $	$9,300,000
4,125,000	VMIG1(b)	GO, Latin School Project, Series B, LOC-JPMorgan Chase, 3.830%,
		6/7/07 (a)	4,125,000
10,000,000	A-1+	Illinois College, LOC-U.S. Bank, 3.780%, 6/7/07 (a)	10,000,000
1,000,000	VMIG1(b)	Loyola University Health System, Series C, LOC-Charter One Bank FSB,
		3.800%, 6/6/07 (a)	1,000,000
4,000,000	A-1	Resurrection Health, Series C, LOC-Lasalle Bank N.A., 3.830%, 6/7/07
		(a)	4,000,000
1,000,000	A-1+	Illinois Housing Development Authority Revenue, Danbury Court Apartment-
		Phase II-B, LOC-Federal Home Loan Bank, 3.860%, 6/7/07 (a)(d)	1,000,000
10,230,000	A-1	Illinois State, GO, Series 534, FGIC-Insured, 3.820%, 6/7/07 (a)(e)	10,230,000
5,835,000	F1+(c)	Northern Illinois University, GO, P-Floats, PT-2640, FGIC-Insured, Credit
		Enhanced by Merrill Lynch Capital Services Inc., 3.830%, 6/7/07 (a)(e)	5,835,000
14,975,000	VMIG1(b)	Springfield, IL, Electric Revenue Municipal Building, Series 1618, MBIA-
		Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)(e)	14,975,000

		Total Illinois	166,926,000

Indiana — 2.6%
6,000,000	A-1+	Indiana Health Facilities Financing Authority Revenue, Ascension Health,
		Series A-2, 3.620%, 6/1/07 (a)	6,000,000
8,900,000	A-1+	Indiana State Finance Authority Environmental Revenue, Refunding,
		Improvement Ispat Inland Inc., LOC-Royal Bank of Scotland, 3.730%,
		6/6/07 (a)	8,900,000
		Indianapolis, IN:
13,280,000	A-1+	Local Public Improvement Bond Bank, Waterworks Project, Series G-3,
		MBIA-Insured, SPA-Depfa Bank PLC, 3.780%, 6/7/07 (a)	13,280,000
10,000,000	NR	TECP, 3.950% due 6/1/07	10,000,000
5,965,000	A-1+	Mitchell, IN, School Building Corp., GO, P Floats PT-2727, MBIA-Insured,
		SPA-Merrill Lynch Capital Services Inc., 3.830%, 6/7/07 (a)(e)	5,965,000
3,000,000	A-1+	Whitley County, IN, EDR, Micopulse Inc. Project, LOC-Wells Fargo Bank
		N.A., 3.860%, 6/7/07 (a)(d)	3,000,000

		Total Indiana	47,145,000

Iowa — 1.7%
		Iowa Finance Authority:
20,000,000	A-1+	Revenue, Refunding, Trinity Health, Series D, 3.760%, 6/7/07 (a)	20,000,000
2,500,000	A-1+	Single Family Mortgage Bonds, 2004 Series B, 3.830%, 6/7/07 (a)(d)	2,500,000
7,000,000	SP-1+	Iowa State, GO, 4.250% due 6/29/07	7,003,799

		Total Iowa	29,503,799

Kansas — 0.5%
9,565,000	F1+(c)	Douglas County, KS, USD No. 497, GO, Series PT-3496, MBIA-Insured,
		SPA-Merrill Lynch, 3.830%, 6/7/07 (a)	9,565,000

Kentucky — 0.8%
		Berea, KY, Educational Facilities Revenue, Berea College Project:
2,800,000	VMIG1(b)	Series A, 3.920%, 6/1/07 (a)	2,800,000
1,280,000	VMIG1(b)	Series B, 3.920%, 6/1/07 (a)	1,280,000
11,115,000	VMIG1(b)	Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project,
		LOC-Fifth Third Bank, 3.780%, 6/7/07 (a)	11,115,000

		Total Kentucky	15,195,000

Louisiana — 0.4%
3,400,000	P-1(b)	Calcasieu Parish Inc. Louisiana Industrial Development Board Revenue,
		Refunding-Hydroserve Westlake, LOC-JPMorgan Chase, 3.900%, 6/6/07
		(a)(d)	3,400,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

Louisiana — 0.4% (continued)
$4,100,000	A-1+	Calcasieu Parish, LA, Public Trust Authority Solid Waste Disposal Revenue,
		WPT Corp. Project, LOC-Bank of America, 3.900%, 6/6/07 (a)(d)	$4,100,000

		Total Louisiana	7,500,000

Maryland — 2.8%
25,000,000	NR	Baltimore County, MD, GO, Public Improvement, BAN, Series 95, TECP,
		LIQ-Westdeutsche Landesbank Girozentrale, 3.760% due 8/22/07	25,000,000
5,710,000	VMIG1(b)	Howard County, MD, Multi-Family Revenue, Sherwood Crossing
		Apartments, LIQ-FNMA, 3.760%, 6/7/07 (a)	5,710,000
7,613,000	NR	Maryland Health & Higher EFA, TECP, Johns Hopkins Hospital Pooled Loan
		Programs, Series C, 3.870% due 6/5/07	7,613,000
8,600,000	A-1+	Maryland State, Health & Higher Educational Facilities Authority Revenue,
		University of Maryland Medical Systems, Series E, SPA-Dexia Credit
		Local, 3.800%, 6/7/07 (a)	8,600,000
3,250,000	VMIG1(b)	Washington County, MD, EDR, St. James School Project, LOC-PNC Bank
		NA, 3.780%, 6/7/07 (a)	3,250,000

		Total Maryland	50,173,000

Massachusetts — 4.4%
3,000,000	A-1+	Massachusetts Municipal Wholesale Electric Co. Power Supply System
		Revenue, Series A, MBIA-Insured, Project 6, 5.000%, 7/1/07 (a)	3,002,966
		Massachusetts State HEFA, Revenue:
19,000,000	A-1+	Childrens Hospital, Series L-2, AMBAC-Insured, SPA-Bank of America,
		3.880%, 6/1/07 (a)	18,999,270
24,800,000	A-1+	Harvard University, 3.700%, 6/6/07 (a)	24,799,306
200,000	A-1+	Partners Healthcare Systems, Series F4, SPA-Bank of America, 3.800%,
		6/7/07 (a)	200,000
10,000,000	A-1+	Williams College, Series J, 3.710%, 6/7/07 (a)	10,000,000
20,620,000	F1+(c)	Massachusetts State, School Building Authority, Dedicated Sales Tax
		Revenue, Series 1788, AMBAC-Insured, LIQ-Morgan Stanley, 3.820%,
		6/7/07 (a)	20,620,000

		Total Massachusetts	77,621,542

Michigan — 2.3%
		Detroit, MI:
		City School District GO:
1,960,000	A-1+	P Floats PT-3126, FSA-Insured, LIQ-Merrill Lynch Capital Services Inc.,
		3.820%, 6/7/07 (a)	1,960,000
1,730,000	A-1+	Series 388, FGIC-Insured, 3.830%, 6/7/07 (a)	1,730,000
3,567,500	F1+(c)	Sewer Disposal System Revenue, Series 1441, FGIC-Insured, LIQ-
		Morgan Stanley, 3.820%, 6/7/07 (a)	3,567,500
7,415,000	A-1+	Ecorse, MI, Public School District GO, P Floats Pt-2680, FSA/Q-SBLF-
		Insured, Credit Enhanced by Merrill Lynch Capital Services Inc.,
		3.820%, 6/7/07 (a)(e)	7,415,000
6,130,000	A-1	Michigan State, Strategic Fund Ltd. Obligation Revenue, Refunding,
		Industrial Development MSCM Inc., LOC-LaSalle Bank Midwest,
		3.830%, 6/7/07 (a)(d)	6,130,000
6,070,000	A-1+	Milan, MI, Area Schools, GO, Refunding, Q-SBLF-Insured, LOC-
		Landesbank Hessen-Thuringen, 3.750%, 6/7/07 (a)	6,070,000
		University of Michigan, Revenue, Hospital:
10,000,000	A-1+	Series A, 3.730%, 6/6/07 (a)	10,000,000
4,000,000	A-1+	Series B, 3.800%, 6/7/07 (a)	4,000,000

		Total Michigan	40,872,500

Minnesota — 3.3%
4,805,000	A-1+	Minneapolis City, MN, Health Care System Revenue, Fairview Health
		Services, Series B, AMBAC-Insured, SPA-Royal Bank of Canada,
		3.750%, 6/6/07 (a)	4,805,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

Minnesota — 3.3% (continued)
		Minneapolis St. Paul Metropolitan Airport Commission, MN, TECP, Series A:
$16,619,000	NR	3.620% due 6/6/07	$16,619,000
6,075,000	NR	3.760% due 8/13/07	6,075,000
10,000,000	A-1+	Minnesota State, Housing Finance Agency, Residential Housing Finance,
		Series G, SPA-Lloyds TSB Bank PLC, 3.840%, 6/7/07 (a)(d)	10,000,000
5,000,000	VMIG1(b)	Minnetonka, MN, MFH Revenue, Refunding-Minnetonka Hills Apartments,
		LIQ-Fannie Mae, 3.770%, 6/7/07 (a)	5,000,000
3,725,000	VMIG1(b)	Oak Park Heights, MN, MFH Revenue, Refunding Housing Boutwells
		Landing, LIQ-Freddie Mac, 3.770%, 6/7/07 (a)	3,725,000
5,250,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, Series PT-4038, FGIC-
		Insured, LIQ-Merrill Lynch, 3.840%, 6/7/07 (a)(d)	5,250,000
8,000,000	A-1+	Rochester, MN, GO, Waste Water, Series B, SPA-Depfa Bank PLC, 3.760%,
		6/7/07 (a)	8,000,000

		Total Minnesota	59,474,000

Mississippi — 1.8%
25,000,000	VMIG1(b)	Mississippi Business Finance Corp., Gulf Opportunity Zone, SG Resources
		Mississippi LLC Project, LOC-SunTrust Bank, 3.760%, 6/6/07 (a)	25,000,000
6,400,000	A-1+	Mississippi Development Bank Special Obligation, Wilkinson County
		Correction Facility, Series B, FGIC-Insured, SPA-Royal Bank of Canada,
		3.770%, 6/7/07 (a)	6,400,000

		Total Mississippi	31,400,000

Missouri — 0.6%
2,500,000	A-1	Kansas City, MO, IDA, MFH Revenue, Clay Terrace Apartments Project,
		LOC-Lasalle Bank N.A., 3.830%, 6/7/07 (a)(d)	2,500,000
4,310,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, Series PT-4013, FSA-Insured,
		LIQ-Merrill Lynch, 3.840%, 6/7/07 (a)(d)	4,310,000
3,745,000	VMIG1(b)	St. Louis, MO, Parking Revenue, Series 1712, MBIA-Insured, LIQ-Morgan
		Stanley, 3.820%, 6/7/07 (a)	3,745,000
800,000	A-1+	University of Missouri, University Revenues, System Facilities, Series A,
		3.870%, 6/1/07 (a)	800,000

		Total Missouri	11,355,000

Nebraska — 2.7%
1,275,000	A-1+	Nebraska Investment Finance Authority Single Family Housing Revenue,
		Series C, SPA-FHLB, 3.850%, 6/6/07 (a)(d)	1,275,000
		Nebraska Public Power District, TECP, Series A, LIQ-Bank of Nova Scotia:
9,600,000	NR	3.650% due 6/5/07	9,600,000
10,000,000	NR	3.660% due 6/5/07	10,000,000
1,600,000	NR	3.850% due 6/5/07	1,600,000
10,000,000	NR	3.900% due 6/5/07	10,000,000
12,000,000	NR	3.800% due 7/9/07	12,000,000
3,860,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, Series PT-4054, AMBAC-
		Insured, LIQ-Merrill Lynch, 3.830%, 6/7/07 (a)	3,860,000

		Total Nebraska	48,335,000

Nevada — 2.8%
5,900,000	NR	Clark County, NV, 3.860% due 6/12/07	5,900,000
41,400,000	NR	Las Vegas Valley Water District, 3.600% due 6/6/07	41,400,000
2,200,000	A-1+	Nevada Housing Division, Single Family Mortgage Revenue, GNMA,
		FNMA, FHLMC-Insured, SPA-JP Morgan Chase Bank, 3.800%, 6/6/07
		(a)(d)	2,200,000

		Total Nevada	49,500,000

New Jersey — 0.9%
1,000,000	F1+(c)	Moorestown Township, NJ School District, GO, Series PT-2777, MBIA-
		Insured, SPA-Merrill Lynch, 3.800%, 6/7/07 (a)(e)	1,000,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

New Jersey — 0.9% (continued)
$4,605,500	F1+(c)	New Jersey Health Care Facilities Financing Authority Revenue, Series 961,
		FGIC-Insured, 3.800%, 6/7/07 (a)(e)	$4,605,500
4,953,500	F1+(c)	New Jersey Transportation Trust Fund Authority, Floaters, Series 941D, FSA-
		CR-Insured, Credit Enhanced by Morgan Stanley, 3.800%, 6/7/07 (a)(e)	4,953,500
5,420,000	VMIG1(b)	University Medicine & Dentistry, NJ, Series B, AMBAC-Insured, LOC-Bank
		of America, 3.760%, 6/7/07 (a)	5,420,000

		Total New Jersey	15,979,000

New York — 0.4%
300,000	A-1+	New York City, NY, TFA, New York City Recovery Project Revenue, Series
		1, Subordinated Series 1-C, LIQ-JPMorgan Chase, 3.890%, 6/1/07 (a)	300,000
6,547,500	A-1	Port Authority of New York & New Jersey, Series 1748, FGIC-Insured, LIQ-
		Morgan Stanley, 3.850%, 6/7/07 (a)(d)	6,547,500

		Total New York	6,847,500

North Carolina — 4.4%
3,000,000	A-1+	Charlotte, NC, GO, SPA-KBC Bank NV, 3.750%, 6/7/07 (a)	3,000,000
3,800,000	A-1+	Mecklenburg County, NC, COP, SPA-Depfa Bank PLC, 3.760%, 6/7/07 (a)	3,800,000
		New Hanover County, NC:
6,750,000	A-1+	GO, SPA-Wachovia Bank, 3.810%, 6/7/07 (a)	6,750,000
3,200,000	A-1+	Hospital Revenue, Refunding, New Hanover Regional, Series A-1, FSA-
		Insured, SPA-Wachovia Bank, 3.750%, 6/6/07 (a)	3,200,000
10,000,000	A-1+	North Carolina State Education Assistance Authority, Student Loan, Series A-
		1, AMBAC-Insured, SPA-Royal Bank of Canada, 3.820%, 6/7/07 (a)(d)	10,000,000
1,118,000	A-1+	North Carolina State, GO, Public Improvement Series D, SPA-Landesbank
		Hessen-Thuringen, 3.750%, 6/6/07 (a)	1,118,000
2,000,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, Series PT-3999, MBIA-
		Insured, SPA-Merrill Lynch, 3.830%, 6/7/07 (a)	2,000,000
4,200,000	A-1+	Union County, NC, GO, Series A, SPA-Depfa Bank PLC, 3.760%, 6/7/07 (a)	4,200,000
		Wake County, NC, GO:
17,500,000	A-1+	Series A, SPA-Landesbank Hessen-Thuringen, 3.730%, 6/7/07 (a)	17,500,000
26,310,000	A-1+	Series B, SPA-Landesbank Hessen-Thuringen, 3.760%, 6/7/07 (a)	26,310,000

		Total North Carolina	77,878,000

Ohio — 4.4%
830,000	A-1+	Cleveland-Cuyahoga County, OH, Port Authority Revenue, 96th Research
		Building Project, LOC-Fifth Third Bank, 3.830%, 6/6/07 (a)	830,000
		Columbus, OH:
18,500,000	VMIG1(b)	City School District, GO, Series 1638, FSA-Insured, LIQ-Morgan
		Stanley, 3.820%, 6/7/07 (a)	18,500,000
15,125,000	F1+(c)	Regional Airport Authority Revenue, Series 1749, MBIA-Insured, LIQ-
		Morgan Stanley, 3.820%, 6/7/07 (a)	15,125,000
4,900,000	VMIG1(b)	Greene County, OH, Sewer System Revenue, Series 1610, AMBAC-Insured,
		LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)(e)	4,900,000
		Hamilton County, OH:
6,315,000	VMIG1(b)	Sales Tax, CTFS, Series 356, MBIA-Insured, LIQ-Morgan Stanley,
		3.820%, 6/7/07 (a)	6,315,000
3,600,000	NR	TECP, 3.900% due 6/8/07	3,600,000
7,700,000	A-1+	Montgomery County, OH, Revenue, Catholic Health Initiatives, Series B-2,
		3.800%, 6/6/07 (a)	7,700,000
8,000,000	VMIG1(b)	Ohio State Higher Educational Facility Commission Revenue, Higher
		Educational Facillity-Pooled Program, Series A, LOC-Fifth Third Bank,
		3.780%, 6/7/07 (a)	8,000,000
2,000,000	A-1+	Ohio State, Air Quality Development Authority Revenue, Refunding Ohio
		Edison Project Series A, LOC-Wachovia Bank N.A., 3.730%, 6/6/07 (a)	2,000,000
7,850,000	A-1+	Ohio State, Air Quality Development Authority, PCR, Refunding, LOC-
		KeyBank, 3.760%, 6/6/07 (a)	7,850,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

Ohio — 4.4% (continued)
$3,380,000	A-1+	Ohio State, GO, Common Schools, Series A, 3.800%, 6/6/07 (a)	$3,380,000

		Total Ohio	78,200,000

Oklahoma — 0.2%
4,300,000	A-2	Oklahoma Development Finance Authority Revenue, ConocoPhillips Co.
		Project, 3.600%, 12/1/07 (a)(d)	4,300,000

Oregon — 0.3%
4,000,000	VMIG1(b)	Clackamas County, OR, School District No. 12 North Clackamas, GO, Series
		1728, FSA-Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)	4,000,000
1,640,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, Series PT-4060, FGIC-
		Insured, LIQ-Merrill Lynch, 3.840%, 6/7/07 (a)(d)	1,640,000

		Total Oregon	5,640,000

Pennsylvania — 9.0%
		Allegheny County, PA:
7,552,500	VMIG1(b)	GO, Series 1663, FSA-Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)	7,552,500
7,525,000	A-1+	Higher Education Building Authority University Revenue, Carnegie
		Mellon University, SPA-Landesbank Hessen-Thuringen, 3.850%,
		6/1/07 (a)	7,525,000
6,500,000	VMIG1(b)	Central York School District, GO, Series A, FSA-Insured, 3.780%, 6/7/07 (a)	6,500,000
12,215,000	F1+(c)	Cumberland County, PA, Municipal Authority Revenue, Refunding, Asbury
		Obligated Group, LOC-KBC Bank N.V., 3.780%, 6/7/07 (a)	12,215,000
4,725,000	A-1+	Delaware County Authority, PA, Dunwoody Village Inc., 3.770%, 6/7/07 (a)	4,725,000
1,800,000	A-1+	Harrisburg, PA, Authority School Revenue, Harrisburg Project, AMBAC-
		Insured, SPA-Westdeutsche Landesbank AG, 3.760%, 6/7/07 (a)	1,800,000
1,825,000	VMIG1(b)	Lancaster County, PA, GO, FSA-Insured, 3.770%, 6/7/07 (a)	1,824,998
4,940,000	VMIG1(b)	Lancaster, PA, GO, Series 1723, AMBAC-Insured, LIQ-Morgan Stanley,
		3.820%, 6/7/07 (a)	4,940,000
8,000,000	A-1	Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.,
		3.780%, 6/7/07 (a)	8,000,000
2,175,000	VMIG1(b)	Manheim, PA, CSD, GO, Series 2004, FSA-Insured, SPA-Dexia Credit Local,
		3.770%, 6/7/07 (a)	2,175,000
6,950,000	VMIG1(b)	Middletown, PA, Area School District, FSA-Insured, SPA-RBC Centura
		Bank, 3.780%, 6/7/07 (a)	6,950,000
2,500,000	A-1	Pennsylvania Economic Development Financing Authority Revenue, Series
		C-1, LOC-PNC Bank N.A., 3.840%, 6/7/07 (a)(d)	2,500,000
6,000,000	A-1	Pennsylvania Economic Development Financing Authority, Exempt Facilities
		Revenue, Shippingport Project, Series A, LOC-PNC Bank, 3.860%,
		6/6/07 (a)(d)	6,000,000
6,745,000	A-1+	Pennsylvania State GO, PA 895, FGIC-Insured, 3.810%, 6/7/07 (a)(e)	6,745,000
		Pennsylvania State HEFA Revenue, Refunding, Carnegie Mellon University:
500,000	A-1+	Series A, SPA-Morgan Guaranty Trust, 3.870%, 6/1/07 (a)	500,000
1,000,000	A-1+	Series C, SPA-Morgan Guaranty Trust, 3.870%, 6/1/07 (a)	1,000,000
4,995,000	A-1+	Pennsylvania State Turnpike Community Oil Franchise Tax Revenue, Series
		366, MBIA-Insured, 3.820%, 6/7/07 (a)(e)	4,995,000
		Philadelphia, PA:
4,880,000	VMIG1(b)	Authority for IDR, Newcourtland Elder Services Project, LOC-PNC
		Bank N.A., 3.850%, 6/1/07 (a)	4,880,000
3,400,000	VMIG1(b)	Authority for Industrial Development Revenue, The Franklin Institute
		Project, LOC-Bank of America, 3.760%, 6/7/07 (a)	3,400,000
6,105,000	VMIG1(b)	Phoenixville, PA, Area School District, GO, FSA-Insured, SPA-Wachovia
		Bank N.A., 3.780%, 6/7/07 (a)	6,105,000
14,865,000	VMIG1(b)	Pocono Mountain, PA, School District, GO, Series 1681, FSA-Insured, LIQ-
		Morgan Stanley, 3.820%, 6/7/07 (a)	14,865,000
6,500,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, Series PT-4133, MBIA-
		Insured, LIQ-Merrill Lynch, 3.810%, 6/7/07 (a)	6,500,000
		University of Pittsburgh, PA, Commonwealth System of Higher Education:

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

Pennsylvania — 9.0% (continued)
$10,879,000	A-1+	Refunding, University Capital Project Series A SPA-Fortis Bank, Banco
		Bilbao Vizcaya, 3.770%, 6/7/07 (a)	$10,879,000
28,150,000	A-1+	University Capital Project Series B, SPA-Depfa Bank PLC, 3.760%,
		6/6/07 (a)	28,150,000

		Total Pennsylvania	160,726,498

Rhode Island — 0.4%
5,420,000	A-1	Rhode Island Housing & Mortgage Finance Corp., Series 1814, FSA-Insured,
		LIQ-Morgan Stanley, 3.850%, 6/7/07 (a)(d)	5,420,000
1,000,000	A-1+	Rhode Island State Health & Educational Building Corp. Revenue, Hospital
		Financing, Care New England Financing, Series A, LOC-Fleet National
		Bank, 3.900%, 6/1/07 (a)	1,000,000

		Total Rhode Island	6,420,000

South Carolina — 2.8%
6,700,000	A-1+	Oconee County, SC, PCR, Refunding-Facilities Duke, Remarketed 11/03/03,
		LOC-SunTrust Bank, 3.760%, 6/7/07 (a)	6,700,000
6,510,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, GO, Series PT-4071, FSA-
		Insured, LIQ-Merrill Lynch, 3.830%, 6/7/07 (a)	6,510,000
8,700,000	F1+(c)	South Carolina EFA for Private Non Profit Institutions, Columbia College
		Project, LOC-Bank of America, 3.810%, 6/7/07 (a)	8,700,000
		South Carolina Jobs EDA:
4,830,000	A-1+	Hospital Facilities Revenue, Sisters Charity Providence Hospital, LOC-
		Wachovia Bank, 3.780%, 6/7/07 (a)	4,830,000
		Revenue:
7,000,000	VMIG1(b)	Executive Kitchens Inc. Project, LOC-SunTrust Bank, 3.810%,
		6/6/07 (a)(d)	7,000,000
2,200,000	VMIG1(b)	Pine River Plastics Inc. Project, LOC-PNC Bank NA, 3.930%, 6/7/07
		(a)(d)	2,200,000
3,745,000	A-1+	South Carolina State Housing Finance & Development Authority Multi-
		Family Revenue, Rental Housing, Rocky Creek, LOC-Wachovia Bank,
		3.860%, 6/7/07 (a)(d)	3,745,000
		South Carolina Transportation Infrastructure Bank Revenue:
7,360,000	NR	Series 1821, AMBAC-Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)	7,360,000
2,465,000	A-1	Series 316, AMBAC-Insured, 3.820%, 6/7/07 (a)(e)	2,465,000

		Total South Carolina	49,510,000

South Dakota — 0.3%
6,210,000	A-1+	South Dakota Economic Development Finance Authority, Hastings Filters
		Inc., 3.880%, 6/7/07 (a)(d)	6,210,000

Tennessee — 3.4%
		Blount County, TN, Public Building Authority, Local Government Public
		Improvement:
1,000,000	VMIG1(b)	Series A-1B, AMBAC-Insured, LOC-KBC Bank NV, 3.920%, 6/1/07 (a)	1,000,000
1,470,000	VMIG1(b)	Series A-2F, LOC-KBC Bank NV, 3.920%, 6/1/07 (a)	1,470,000
1,600,000	VMIG1(b)	Series A-3A, AMBAC-Insured, SPA-Landesbank Baden-Wurttemberg,
		3.920%, 6/1/07 (a)	1,600,000
2,100,000	VMIG1(b)	Series A-F, AMBAC-Insured, LOC-KBC Bank NV, 3.920%, 6/1/07 (a)	2,100,000
1,000,000	VMIG1(b)	Series A-2C, AMBAC-Insured, LOC-KBC Bank NV, 3.920%, 6/1/07 (a)	1,000,000
5,740,000	VMIG1(b)	Clarksville, TN, PBA, Tennessee Municipal Bond Fund, LOC-Bank of
		America, 3.760%, 6/7/07 (a)	5,740,000
8,500,000	A-1+	Marion County, TN, Industrial & Environmental Development Board,
		Valmont Industries Inc. Project, LOC-Wachovia Bank N.A., 3.880%,
		6/7/07 (a)(d)	8,500,000
13,790,000	A-1+	Memphis, TN, Electric Systems Revenue, Series 378, MBIA-Insured, LIQ-
		JPMorgan Chase, 3.820%, 6/7/07 (a)(e)	13,790,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

Tennessee — 3.4% (continued)
$6,290,000	VMIG1(b)	Metropolitan Government Nashville & Davidson County, TN, Health &
		Educational Facilities Board, Revenue, Educational Facilities, Belmont
		University Project, LOC-SunTrust Bank, 3.750%, 6/6/07 (a)	$6,290,000
4,250,000	VMIG1(b)	Morristown, TN, Industrial Development Board Revenue, Industrial
		Automotive Products, LOC-Landesbank Baden, 3.860%, 6/6/07 (a)(d)	4,250,000
		Sevier County, TN, Public Building Authority, Local Government Public
		Improvement:
1,500,000	A-1+	Series 6-A1, SPA-Depfa Bank PLC, 3.910%, 6/1/07 (a)	1,500,000
2,175,000	VMIG1(b)	Series VI-D-4, AMBAC-Insured, SPA-Depfa Bank PLC, 3.920%, 6/1/07
		(a)	2,175,000
11,400,000	A-1+	Shelby County, TN, GO, Refunding, Series C, SPA-Dexia Credit Local,
		3.760%, 6/7/07 (a)	11,400,000

		Total Tennessee	60,815,000

Texas — 11.9%
20,000,000	NR	Austin, TX, TECP, 3.870% due 6/11/07	20,000,000
		Bexar County, TX, Housing Finance Corp., Multi-Family Housing Revenue:
4,930,000	VMIG1(b)	Refunding, Northwest Trails Apartments, FNMA-Insured, LOC-FNMA,
		3.770%, 6/7/07 (a)	4,930,000
6,435,000	VMIG1(b)	Refunding, Vista Meadows Project, FHLMC-Insured, LOC-FHLMC,
		3.770%, 6/7/07 (a)	6,435,000
6,000,000	A-1+	Denton, TX, ISD, GO, School Building, Series B, SPA-Bank of America
		N.A., 3.820%, 6/7/07 (a)	6,000,000
2,250,000	F1+(c)	Garland, TX Electric System Revenue, P Floats Pt-2677, FSA-Insured, LIQ-
		Merrill Lynch Capital Services Inc., 3.830%, 6/7/07 (a)(e)	2,250,000
3,050,000	A-1+	Gulf Coast TX Waste Disposal Authority, Environmental Facilities Revenue,
		BP Amoco Chemical Project, Series B, 3.940%, 6/1/07 (a)(d)	3,050,000
1,700,000	VMIG1(b)	Harris County, TX, Health Facilities Development Corp. Revenue, YMCA of
		Greater Houston Area, LOC-JPMorgan Chase, 3.880%, 6/1/07 (a)	1,700,000
		Houston, TX:
14,000,000	NR	Airport Systems, 3.700% due 7/30/07	14,000,000
3,000,000	NR	GO, TECP, Series D, LIQ-Depfa Bank PLC, 3.770% due 8/9/07	3,000,000
15,495,000	VMIG1(b)	Utilities System Revenue, Series 1613, MBIA-Insured, LIQ-Morgan
		Stanley Municipal Funding Inc., 3.820%, 6/7/07 (a)(e)	15,495,000
10,600,000	F1+(c)	Lovejoy, TX, IDS, GO, Series 1684, PSF-GTD-Insured, LIQ-Morgan Stanley,
		3.820%, 6/7/07 (a)	10,600,000
		Matagorda County, TX, Navigation District No. 1, PCR:
10,950,000	VMIG1(b)	Series 1672, AMBAC-Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)	10,950,000
9,330,000	VMIG1(b)	Series 1673, AMBAC-Insured, LIQ-Morgan Stanley, 3.850%, 6/7/07
		(a)(d)	9,330,000
5,545,000	F1+(c)	McKinney, TX GO, P-Floats PT-2722, 3.830%, 6/7/07 (a)(e)	5,545,000
15,700,000	A-1+	North Texas Throughway Authority Dallas North Throughway System
		Revenue, Series B, FSA-Insured, 3.800%, 6/6/07 (a)	15,700,000
7,270,000	A-1+	Nueces River Authority, Water Supply Revenue, Pt-2821, FSA-Insured, SPA-
		Merrill Lynch Capital Services Inc., 3.830%, 6/7/07 (a)(e)	7,270,000
13,765,000	F1+(c)	Pampa, TX, ISD, GO, Series 1691, PSF-GTD, LIQ-Morgan Stanley, 3.820%,
		6/7/07 (a)	13,765,000
5,840,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, GO, Series PT-3949, FGIC-
		Insured, LIQ-Merrill Lynch, 3.830%, 6/7/07 (a)	5,840,000
635,000	A-1+	Tarrant County, TX, Health Facilities Development Corp. Revenue,
		Adventist/Sunbelt, Series A, LOC-SunTrust Bank, 3.750%, 6/7/07 (a)	635,000
1,650,000	NR	Texas Technical University Revenue Financing System, TECP, Series A,
		3.670% due 6/12/07	1,650,000
2,700,000	A-1+	Texas Water Development Board Revenue, Refunding, Subordinated Lien A,
		SPA-JP Morgan Chase Bank, 3.920%, 6/1/07 (a)	2,700,000
6,975,000	NR	Trinity River Authority, TX, Solid Waste Disposal Revenue, Community
		Waste Disposal Project, LOC-Wells Fargo Bank NA, 3.810%, 6/7/07
		(a)(d)	6,975,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

Texas — 11.9% (continued)
$13,130,000	F1+(c)	University of North Texas University Revenue, Series 1587, MBIA-Insured,
		LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)(e)	$13,130,000
10,000,000	F1+(c)	Waxahachie, TX, ISD, GO, Series 1604, PSF-Insured, LIQ-Morgan Stanley,
		3.820%, 6/7/07 (a)(e)	10,000,000
20,000,000	A-1+	Weatherford, TX, ISD, Series A, PSF-GTD-Insured, SPA-Depfa Bank PLC,
		3.820%, 8/1/07 (a)	20,000,000
500,000	A-1+	West Side Calhoun County, TX, Development, Updates, Sohio Chemical
		Company Project, 3.880%, 6/1/07 (a)	500,000

		Total Texas	211,450,000

Utah — 3.4%
		Murray City, UT, Hospital Revenue, IHC Health Services Inc.:
9,300,000	A-1+	Series A, 3.800%, 6/7/07 (a)	9,300,000
2,860,000	A-1+	Series A, SPA-JPMorgan Chase, 3.880%, 6/1/07 (a)	2,860,000
490,000	A-1+	Series B, SPA-JPMorgan Chase, 3.880%, 6/1/07 (a)	490,000
		Utah Housing Corp. Single Family Mortgage Revenue:
6,000,000	A-1+	Series A, Class 1, SPA-Depfa Bank PLC, 3.850%, 6/6/07 (a)(d)	6,000,000
8,270,000	A-1+	Series A-1, Class I, SPA-Westdeutsche Landesbank, 3.850%, 6/6/07
		(a)(d)	8,270,000
2,185,000	A-1+	Series B, Class I, SPA-Westdeutsche Landesbank, 3.850%, 6/6/07 (a)(d)	2,185,000
4,905,000	A-1+	Series D, Class 1, LIQ-Bayerische Landesbank, 3.850%, 6/6/07 (a)(d)	4,905,000
7,360,000	VMIG1(b)	Series D-1, Class I, SPA-FHLB, 3.850%, 6/6/07 (a)(d)	7,360,000
3,000,000	A-1+	Series E, Class 1, SPA-Depfa Bank PLC, 3.850%, 6/6/07 (a)(d)	3,000,000
4,160,000	A-1+	Series F-1, Class 1, SPA-Depfa Bank PLC, 3.850%, 6/6/07 (a)(d)	4,160,000
3,400,000	VMIG1(b)	Series F-1, Class I, SPA-FHLB, 3.850%, 6/6/07 (a)(d)	3,400,000
1,885,000	A-1+	Utah State Housing Finance Agency, Single Family Mortgage, Series F-2,
		Class I, SPA-Bayerische Landesbank, 3.850%, 6/6/07 (a)(d)	1,885,000
7,670,000	F1+(c)	Utah Water Finance Agency Revenue, P Floats PT-2740, AMBAC-Insured,
		SPA-Merrill Lynch Capital Services Inc., 3.830%, 6/7/07 (a)(e)	7,670,000

		Total Utah	61,485,000

Vermont — 0.6%
		Vermont Educational & Health Buildings Financing Agency Revenue:
3,830,000	VMIG1(b)	Hospital, North Country Series A, LOC-TD Banknorth NA, 3.870%,
		6/1/07 (a)	3,830,000
6,180,000	VMIG1(b)	Hospital, Northeastern Vermont, Series A, LOC-TD Banknorth NA,
		3.870%, 6/1/07 (a)	6,180,000

		Total Vermont	10,010,000

Virginia — 1.6%
8,000,000	A-1+	Norfolk, VA, GO, SPA-Lloyds TSB Bank PLC, 3.850%, 6/7/07 (a)(d)	8,000,000
15,000,000	NR	University of Virginia IBCP, 3.770% due 6/7/07	15,000,000
4,930,000	A-1+	Virginia College Building Authority, VA, Educational Facilities Revenue,
		Series 134, FSA-Insured, 3.820%, 6/7/07 (a)(e)	4,930,000

		Total Virginia	27,930,000

Washington — 1.0%
2,600,000	F1+(c)	Everett, WA, GO, LOC-Bank of America, 3.810%, 6/7/07 (a)	2,600,000
4,825,000	F1+(c)	Pierce County, WA, GO, Series 2840, AMBAC-Insured, SPA-Merrill Lynch
		Capital Services Inc., 3.830%, 6/7/07 (a)(e)	4,825,000
1,300,000	A-1+	Washington State Health Care Facilities Authority Revenue, Catholic Health,
		Series B, SPA-JPMorgan Chase, 3.810%, 6/6/07 (a)	1,300,000
8,300,000	VMIG1(b)	Washington State Housing Finance Commission Non-Profit Revenue,
		Eastside Catholic School, Series A, LOC-Keybank N.A., 3.800%, 6/7/07
		(a)	8,300,000

		Total Washington	17,025,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

West Virginia — 0.3%
$4,860,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, Series PT-3950, FGIC-
		Insured, SPA-Merrill Lynch, 3.830%, 6/7/07 (a)	$4,860,000

Wisconsin — 0.6%
5,905,000	F1+(c)	D C Everest, WI, Area School District, GO, P Floats Pt-2772, FSA-Insured,
		SPA-Merrill Lynch Capital Services Inc., 3.830%, 6/7/07 (a)(e)	5,905,000
4,735,000	A-1+	Verona, WI, IDR, Latitude Corp. Project, LOC-US Bank N.A., 3.890%,
		6/7/07 (a)(d)	4,735,000

		Total Wisconsin	10,640,000

Wyoming — 0.4%
8,000,000	VMIG1(b)	Sweetwater, WY, Memorial Hospital Project, LOC-Keybank NA, 3.780%,
		6/6/07 (a)	8,000,000

		TOTAL INVESTMENTS — 99.9% (Cost — $1,780,336,831#)	1,780,336,831
		Other Assets in Excess of Liabilities — 0.1%	1,265,600

		TOTAL NET ASSETS — 100.0%	$1,781,602,431

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Rating by Moody's Investors Service.
(c)	Rating by Fitch Ratings Service.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
#	Aggregate cost for federal income tax purposes is substantially the same.

Please see page 14 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
BAN - Bond Anticipation Notes
COP - Certificate of Participation
CSD - Central School District
CTFS - Certificates
DFA - Development Finance Agency
EDA - Economic Development Authority
EDR - Economic Development Revenue
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
GTD - Guaranteed
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
ISD - Independent School District
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments May 31, 2007 (unaudited) (continued)

PCR - Pollution Control Revenue
PSF - Permanent School Fund
Q-SBLF - Qualified School Board Loan Fund
SPA - Standby Bond Purchase Agreement
TECP - Tax Exempt Commercial Paper
TFA - Transitional Finance Authority
USD - Unified School District

Summary of Investments by Industry (unaudited)*

General Obligation	20.0%
Education	16.5
Hospitals	12.2
Transportation	8.8
Miscellaneous	8.7
Industrial Development	6.7
Water & Sewer	6.1
Housing: Single-Family	5.3
Public Facilities	3.8
Housing: Multi-Family	3.6
Utilities	2.7
Pollution Control	2.1
Finance	1.2
Electric	1.0
Life Care Systems	0.6
Solid Waste	0.6
Pre-Refunded	0.1

100.0%

As a percentage of total investments. Please note that Portfolio holdings are as of May 31, 2007 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,
CCC,
CC and
C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Tax Free Reserves Portfolio (the “Portfolio”), is a no-load, non-diversified series of Master Portfolio Trust (The “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Portfolio was a no-load, non-diversified open-ended management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2007, all investors in the Portfolio were funds advised by the manager of the Fund or its affiliates.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of
1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By   /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:   July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:   July 27, 2007

By:   /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:   July 27, 2007